                                PB SERIES TRUST

                       SUPPLEMENT DATED NOVEMBER 16, 1998
                        TO PROSPECTUS DATED MAY 1, 1998


  Capital Preservation Portfolio, Income Oriented Portfolio, Growth and Income
    Portfolio, Capital Growth Portfolio and Maximum Appreciation Portfolio


     The sub-adviser to the International Active Fund, Blairlogie Capital Management ("Blairlogie"), is currently organized as a general partnership with two general partners and one limited partner. It is anticipated that one of the general partners, PIMCO Advisors, will sell substantially all of its ownership interest in Blairlogie to Alleghany Asset Management, Inc. on or before March 31, 1999 (the "Blairlogie Transaction"). The Trustees of the Trust have been advised that Blairlogie's portfolio management personnel will remain in their current positions following the Blairlogie Transaction. Since the sub-advisory agreement between Blairlogie and the Adviser of the Trust will terminate with the Blairlogie Transaction, the Trustees intend to consider various options, including entering into a new sub-advisory agreement with the newly formed Blairlogie. Approval of a new sub-advisory agreement will be contingent upon receipt of a favorable vote of Fund shareholders, i.e., the Portfolios. The prospectus will be further supplemented if any of these events involving Blairlogie, including entering into a new sub-advisory agreement, do not occur.

                                PB SERIES TRUST

                       SUPPLEMENT DATED NOVEMBER 16, 1998
                        TO PROSPECTUS DATED MAY 1, 1998


                  High Quality Stock Fund, Fixed Income Fund,
                International Active Fund and Money Market Fund



     The sub-adviser to the International Active Fund, Blairlogie Capital Management ("Blairlogie"), is currently organized as a general partnership with two general partners and one limited partner. It is anticipated that one of the general partners, PIMCO Advisors, will sell substantially all of its ownership interest in Blairlogie to Alleghany Asset Management, Inc. on or before March 31, 1999 (the "Blairlogie Transaction"). The Trustees of the Trust have been advised that Blairlogie's portfolio management personnel will remain in their current positions following the Blairlogie Transaction. Since the sub-advisory agreement between Blairlogie and the Adviser of the Trust will terminate with the Blairlogie Transaction, the Trustees intend to consider various options, including entering into a new sub-advisory agreement with the newly formed Blairlogie. Approval of a new sub-advisory agreement will be contingent upon receipt of a favorable vote of Fund shareholders, i.e., the Portfolios. The prospectus will be further supplemented if any of these events involving Blairlogie, including entering into a new sub-advisory agreement, do not occur.